UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ]  is a restatement
                                   [  ]  adds new holdings
entries.
Institutional Investment Manage Filing this Report:

Name:     SEB Asset Management America Inc.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Manager Systems/Business Admin.
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo  Stamford, CT  February 11, 2004

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGINIG THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 490,297
Form 13F Information Table Value Total: $33,131,121

List of Other Included Managers:
01
02
03


FORM 13F INFORMATION TABLE
	Title		Value	Shares	SH/	Voting
Name of Issuer	of Class	Cusip	(x $1000)	PRN AMT	PRN Authority
Actuate Corporation	COM	00508B102	3,440 	1,106,000 	SH	NONE
Acusphere Inc	COM	00511R870	2,879 	327,950 	SH	NONE
Aeropostale Inc	COM	007865108	3,890 	141,850 	SH	NONE
Affiliated Managers Group	COM	008252108	7,074 	101,650 	SH	NONE
AirTran Holdings Inc	COM	00949P108	1,617 	135,850 	SH	NONE
Alliance Gaming Corp	COM	01859P609	7,853 	318,600 	SH	NONE
America West Holdings Corp - B	COM	023657208	4,187 	337,650 	SH	NONE
American Medical Sys Hldgs	COM	02744M108	192 	8,800 	SH	NONE
Answerthink Inc	COM	036916104	4,423 	796,950 	SH	NONE
Anteon International Corp	COM	03674E108	9,728 	269,850 	SH	NONE
Aquantive Inc	COM	03839G105	6,361 	620,550 	SH	NONE
Avaya Inc.	COM	053499109	437 	33,800 	SH	NONE
Axcelis Technologies Inc	COM	054540109	8,750 	852,000 	SH	NONE
Bear Stearns Companies Inc	COM	073902108	368 	4,600 	SH	NONE
Beverly Enterprises Inc	COM	087851309	6,114 	711,750 	SH	NONE
Blue Coat Systems Inc.	COM	09534T508	5,142 	230,500 	SH	NONE
Boston Private Financial Holdi	COM	101119105	4,572 	184,050 	SH	NONE
Buffalo Wild Wings Inc.	COM	119848109	5,500 	212,600 	SH	NONE
Business Objects SA-SP ADR	COM	12328X107	406 	11,700 	SH	NONE
Cache Inc	COM	127150308	3,785 	181,710 	SH	NONE
Caci International Inc -CL A	COM	127190304	5,256 	108,100 	SH	NONE
California Micro Devices CP	COM	130439102	7,710 	844,500 	SH	NONE
Caliper Life Sciences Inc	COM	130872104	4,880 	732,750 	SH	NONE
Callidus Software Inc.	COM	13123E500	4,862 	274,850 	SH	NONE
Ceradyne Inc.	COM	156710105	6,761 	198,491 	SH	NONE
Chicago Bridge & Iron - NY SHR	COM	167250109	4,462 	154,400 	SH	NONE
China Life Insurance Co Ltd 	COM	16939P106	465 	14,100 	SH	NONE
Cognizant Tech Solutions Crp	COM	192446102	9,671 	211,900 	SH	NONE
Computer Learning Centers	COM	205199102	0 	495 	SH	NONE
Corvis Corporation	COM	221009103	6,010 	3,535,400 	SH	NONE
Cumulus Media Inc-CL A	COM	231082108	0 	9 	SH	NONE
DiamondCluster Intl Inc	COM	25278P106	6,272 	614,950 	SH	NONE
Digitas Inc.	COM	25388K104	1,862 	199,750 	SH	NONE
Direct General Corp	COM	25456W204	11,052 	333,900 	SH	NONE
Duane Reade Inc	COM	263578106	4,227 	249,800 	SH	NONE
Dynamex Inc	COM	26784F103	33 	2,716 	SH	NONE
Electronic Clearing House, Inc	COM	285562500	57 	5,200 	SH	NONE
Encore Medical Corp	COM	29256E109	5,297 	649,200 	SH	NONE
Essex Corp.	COM	296744105	4,990 	531,450 	SH	NONE
Fairmont Hotels & Resorts	COM	305204109	353 	13,000 	SH	NONE
Flowserve Corp	COM	34354P105	4,475 	214,300 	SH	NONE
Friedman's Inc. - CL A	COM	358438109	2,317 	345,350 	SH	NONE
Frontier Airlines Inc	COM	359065109	4,979 	348,400 	SH	NONE
Garmin Ltd	COM	G37260109	409 	7,500 	SH	NONE
Georgia Gulf Corporation	COM	373200203	5,155 	178,500 	SH	NONE
Global Power Equipment Group	COM	37941P108	143 	21,400 	SH	NONE
Guitar Center Inc	COM	402040109	5,559 	170,300 	SH	NONE
Healthextras Inc.	COM	422211102	7,625 	569,050 	SH	NONE
Hot Topic Inc	COM	441339108	4,655 	158,050 	SH	NONE
Hudson Highland Group Inc	COM	443792106	4,860 	205,050 	SH	NONE
I-Flow Corp	COM	449520303	5,996 	430,750 	SH	NONE
IMS Health Inc	COM	449934108	380 	15,300 	SH	NONE
Inco Ltd	COM	453258402	402 	10,100 	SH	NONE
Infosys Technologies - SP ADR	COM	456788108	458 	4,800 	SH	NONE
Innovative Solutions & Support	COM	45769N105	4,987 	307,051 	SH	NONE
Intl Rectifier Corp	COM	460254105	12,077 	244,430 	SH	NONE
IPayment Inc	COM	46262E105	7,039 	207,703 	SH	NONE
Joy Global Inc.	COM	481165108	9,852 	376,750 	SH	NONE
Kindred Healthcare Inc.	COM	494580103	5,320 	102,350 	SH	NONE
Knight Trading Group Inc	COM	499063105	6,782 	462,650 	SH	NONE
Kyphon Inc	COM	501577100	3,795 	152,850 	SH	NONE
Landry's Restaurants Inc	COM	51508L103	4,797 	186,500 	SH	NONE
Layne Christensen Co 	COM	521050104	702 	59,100 	SH	NONE
LCA-Vision Inc.	COM	501803308	2,236 	105,630 	SH	NONE
Leapfrog Enterprises Inc	COM	52186N106	3,790 	142,850 	SH	NONE
Mercantile Bank Corp	COM	587376104	4,754 	130,250 	SH	NONE
Merge Technologies Inc.	COM	589981109	3,981 	225,699 	SH	NONE
Micrel Inc	COM	594793101	4,808 	309,000 	SH	NONE
Millennium Chemicals Inc	COM	599903101	5,850 	461,350 	SH	NONE
Mobius Management Systems	COM	606925105	2,183 	172,534 	SH	NONE
Monster Worldwide Inc	COM	611742107	373 	17,000 	SH	NONE
MSC Industrial Direct Co-A	COM	553530106	8,359 	303,950 	SH	NONE
National Semiconductor Corp	COM	637640103	544 	13,800 	SH	NONE
Novell Inc	COM	670006105	18,220 	1,730,250 	SH	NONE
O'Charleys Inc.	COM	670823103	10,034 	559,000 	SH	NONE
Odyssey Healthcare Inc	COM	67611V101	6,938 	235,490 	SH	NONE
OpticNet Inc	COM	683868103	0 	2,550 	SH	NONE
PDI Inc	COM	69329V100	5,000 	186,500 	SH	NONE
Pharmaceutical Resources Inc	COM	717125108	332 	5,100 	SH	NONE
Pinnacle Systems Inc	COM	723481107	3,415 	400,400 	SH	NONE
Polyone Corporation	COM	73179P106	2,498 	390,900 	SH	NONE
Primus Telecommunications Gp	COM	741929103	4,763 	468,800 	SH	NONE
Providence Service Corp.	COM	743815102	3,120 	191,050 	SH	NONE
Providian Financial Corp	COM	74406A102	335 	28,800 	SH	NONE
PSS World Medical Inc	COM	69366A100	5,065 	419,950 	SH	NONE
Rainbow Technologies Inc	COM	750862104	2,890 	256,700 	SH	NONE
Raymond James Financial Inc	COM	754730109	9,088 	241,050 	SH	NONE
RecordLab Corporation	COM	75626L109	0 	2,744 	SH	NONE
Robert Half Intl Inc	COM	770323103	352 	15,100 	SH	NONE
Ruby Tuesday Inc	COM	781182100	5,057 	177,500 	SH	NONE
Ryanair Holdings 	COM	783513104	208 	4,100 	SH	NONE
S1 Corporation	COM	78463B101	4,434 	549,500 	SH	NONE
Select Medical Corp	COM	816196109	4,913 	301,800 	SH	NONE
Sigmatel Inc	COM	82661W107	9,876 	400,150 	SH	NONE
Sirva Inc.	COM	82967Y104	8,449 	432,400 	SH	NONE
Smithfield Foods Inc.	COM	832248108	342 	16,500 	SH	NONE
Sykes Enterprises Inc	COM	871237103	6,638 	772,750 	SH	NONE
Symantec Corp	COM	871503108	352 	10,200 	SH	NONE
Synaptics Inc	COM	87157D109	5,431 	362,550 	SH	NONE
Taro Pharmaceutical Industries	COM	M8737E108	4,457 	69,100 	SH	NONE
Tekelec	COM	879101103	4,855 	312,250 	SH	NONE
Teletech Holdings Inc	COM	879939106	4,081 	361,136 	SH	NONE
Terex Corp	COM	880779103	9,485 	333,050 	SH	NONE
United Online Inc	COM	911268100	3,639 	216,750 	SH	NONE
United States Steel Corp	COM	912909108	511 	14,600 	SH	NONE
Verilink Corp	COM	923432108	3,531 	675,100 	SH	NONE
VistaCare Inc-CL A	COM	92839Y109	4,242 	121,400 	SH	NONE
VISX Inc	COM	92844S105	6,951 	300,250 	SH	NONE
Vyyo Inc	COM	918458209	85 	10,000 	SH	NONE
Websense Inc	COM	947684106	5,536 	189,150 	SH	NONE
Wintrust Financial Corp	COM	97650W108	4,920 	109,100 	SH	NONE
Wright Medical Group Inc	COM	98235T107	5,479 	180,233 	SH	NONE
Yankee Candle Co	COM	984757104	4,195 	153,500 	SH	NONE



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